Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accrued Expenses [Abstract]
Accrued Expenses	4. Accrued Expenses Accrued expenses consisted of the following:
	June 30, 2024	December 31, 2023
Accrued compensation	$531	$334
Other accrued expenses	401	474
Total accrued expenses	$932	$808
6. Accrued Expenses Accrued expenses consisted of the following:
	December 31, 2023	December 31, 2022
Accrued compensation	$334	$452
Other accrued expenses	474	265
Total accrued expenses	$808	$717